Financial assets, liabilities and financial results (telecom activities) - BT securities (Details) - EUR (€) € in Millions		12 Months Ended
	Jan. 29, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2021	May 11, 2021	Dec. 31, 2019	Jun. 28, 2019	Dec. 31, 2016
Disclosure of financial assets [line items]
Notional amount					€ 500
Interest rate (as a percent)					1.375%
Bonds maturing June 27, 2021 [member]
Disclosure of financial assets [line items]
Notional amount				€ 517
Interest rate (as a percent)				0.375%
Investments securities, BT Shares [member]
Disclosure of financial assets [line items]
Equity interest (as a percent)	4.00%			2.49%			2.49%
Percentage of ownership interests sold		0.20%	1.30%
Financial assets available-for-sale, category [member] | Investments securities, BT Shares [member]
Disclosure of financial assets [line items]
BT shares received as remuneration for the disposal of EE	€ 2,462
Telecom activities, operating segment [member] | Operating segments [member] | Financial assets at fair value through profit or loss, category [member] | Investments securities, BT Shares [member]
Disclosure of financial assets [line items]
Fair value of investment securities sold			€ 55					€ 570
Telecom activities, operating segment [member] | Operating segments [member] | Financial assets available-for-sale, category [member] | Investments securities, BT Shares [member]
Disclosure of financial assets [line items]
Financial assets, fair value, current shares held						€ (119)